Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units [member] Unit_pure in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	9.9	6.0	5.4
Restricted stock units issued during the year	10.9	5.5	2.3
Restricted stock units exercised during the year	(0.7)	(1.0)	(0.5)
Restricted stock units forfeited during the year	(0.9)	(0.7)	(1.2)
Restricted stock units outstanding at the end of December	19.1	9.9	6.0
Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units issued during the year	21.1	11.8
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	31.7	25.0	16.3
Restricted stock units issued during the year	21.3	12.0	13.5
Restricted stock units exercised during the year	(1.9)	(4.2)	(3.7)
Restricted stock units forfeited during the year	(1.5)	(1.1)	(1.1)
Restricted stock units outstanding at the end of December	49.6	31.7	25.0